STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 11) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Compensation expense					$ 83,403	$ 93,834
Salaries, employee benefits and related taxes	$ 851,594	$ 750,226	$ 2,551,107	$ 3,793,371	$ 4,492,640	$ 2,713,072
Share Price	$ 0.035		$ 0.035		$ 0.048
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Expense pertaining to warrants to purchase Preferred Stock				1,694,400
Stock Options
Stockholders Equity Note [Line Items]
Compensation expense			$ 116,600	58,150
Expense pertaining to warrants to purchase Preferred Stock			126,382
Expense pertaining to an amended and restated warrant to purchase Series A Preferred Stock			190,491
Salaries, employee benefits and related taxes			$ 433,473	$ 1,752,550
Unrecognized cost of unvested equity compensation					$ 162,503
Weighted average period for unrecognized compensation of unvested options					2 years 9 months 18 days
Stock Options | 2010 Equity Compensation Plan
Stockholders Equity Note [Line Items]
Number of shares authorized	30,000,000		30,000,000		30,000,000
Common stock reserved for issuance	25,771,980		25,771,980		22,271,980
Stock Options | Series A Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Unrecognized cost of unvested equity compensation	$ 157,521		$ 157,521
Weighted average period for unrecognized compensation of unvested options			3 years